PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Concessions under O&M (Details)	12 Months Ended
	Dec. 31, 2018 GW MW	Dec. 31, 2017
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts) | GW	60.268
FURNAS
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Direct ownership (as a percent)	99.56%	99.56%
Brasilventos | FURNAS
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Direct ownership (as a percent)	100.00%
Concessions and Authorizations | Casa Nova I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	180.0
Concessions and Authorizations | Mussamb
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	32.9
Concessions and Authorizations | Banda de Couro
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	32.9
Concessions and Authorizations | Baranas I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	32.9
Concessions and Authorizations | Casa Nova III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24.0
Concessions and Authorizations | Nsa Sra de Ftima
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.0
Concessions and Authorizations | Coxilha Seca
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.0
Concessions and Authorizations | Morro Branco I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	32.9
Concessions and Authorizations | Cerro Chato I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.0
Concessions and Authorizations | Cerro Chato II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.0
Concessions and Authorizations | Cerro Chato III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.0
Concessions and Authorizations | Santa Joana XI
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.6
Concessions and Authorizations | Santa Joana XIII
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.6
Concessions and Authorizations | Santa Joana X
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.6
Concessions and Authorizations | Santa Joana IX
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.6
Concessions and Authorizations | Santa Joana III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.6
Concessions and Authorizations | Santa Joana XVI
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28.9
Concessions and Authorizations | Santa Joana XII
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28.9
Concessions and Authorizations | Santa Joana XV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28.9
Concessions and Authorizations | Santa Joana V
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28.9
Concessions and Authorizations | Santo Augusto IV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28.9
Concessions and Authorizations | Santa Joana IV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28.9
Concessions and Authorizations | Santa Joana I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28.9
Concessions and Authorizations | Casa Nova II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28.2
Concessions and Authorizations | Santa Joana VII
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	27.2
Concessions and Authorizations | Jandaia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	27.0
Concessions and Authorizations | Caiara I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	27.0
Concessions and Authorizations | Baraunas II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	25.9
Concessions and Authorizations | Ibirapuita
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	25.2
Concessions and Authorizations | Jandaia I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24.0
Concessions and Authorizations | Junco I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24.0
Concessions and Authorizations | Junco II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24.0
Concessions and Authorizations | Cerro Chato IV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10.0
Concessions and Authorizations | Serra das Vacas I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	23.9
Concessions and Authorizations | Serra das Vacas II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	22.3
Concessions and Authorizations | Serra das Vacas IV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	22.3
Concessions and Authorizations | Serra das Vacas III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	22.2
Concessions and Authorizations | So Janurio
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	21.0
Concessions and Authorizations | Sao Clemente
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	21.0
Concessions and Authorizations | Caiara II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18.0
Concessions and Authorizations | Coqueirinho 2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	16.0
Concessions and Authorizations | Tamandua Mirim 2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	16.0
Concessions and Authorizations | Cerro Chato V
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	12.0
Concessions and Authorizations | Cerro Chato VI
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24.0
Concessions and Authorizations | Angical 2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10.0
Concessions and Authorizations | Caititu 2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10.0
Concessions and Authorizations | Carcara
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10.0
Concessions and Authorizations | Corrupiao 3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10.0
Concessions and Authorizations | Caititu 3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10.0
Concessions and Authorizations | Papagaio
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10.0
Concessions and Authorizations | Capao do Ingles
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10.0
Concessions and Authorizations | Teiu 2
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	8.0
Concessions and Authorizations | Galpoes
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	8.0
Concessions and Authorizations | Cerro dos Trindades
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	8.0
Concessions and Authorizations | Acau Energia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	6.0
Concessions and Authorizations | Arapapa Energia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	4.0
Concessions and Authorizations | HPP Belo Monte
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	11,233.0
Concessions and Authorizations | HPP Tucuru
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	8,535.0
Concessions and Authorizations | HPP Jirau
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	3,750.0
Concessions and Authorizations | HPP Santo Antonio (Mesa)
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	3,568.3
Concessions and Authorizations | HPP Xingo
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	3,162.0
Concessions and Authorizations | HPP Paulo Afonso IV
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	2,462.4
Concessions and Authorizations | HPP Itumbiara
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	2,082.0
Concessions and Authorizations | HPP Teles Pires
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,820.0
Concessions and Authorizations | HPP Luiz Gonzaga (Itaparica)
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,479.6
Concessions and Authorizations | HPP Marimbondo
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,440.0
Concessions and Authorizations | HPP Serra da Mesa
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,275.0
Concessions and Authorizations | HPP Furnas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,216.0
Concessions and Authorizations | HPP Sobradinho
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,050.3
Concessions and Authorizations | HPP Luiz Carlos Barreto de Carvalho
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,050.0
Concessions and Authorizations | HPP Foz do Chapec
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	855.0
Concessions and Authorizations | HPP Tres Irmaos
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	807.5
Concessions and Authorizations | HPP Paulo Afonso III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	794.2
Concessions and Authorizations | HPP Sao Manoel
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	700.0
Concessions and Authorizations | HPP Peixe Angical
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	498.8
Concessions and Authorizations | HPP Mascarenhas de Moraes
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	476.0
Concessions and Authorizations | HPP Paulo Afonso II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	443.0
Concessions and Authorizations | HPP Sinop
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	408.0
Concessions and Authorizations | HPP Apolnio Sales
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	400.0
Concessions and Authorizations | HPP Corumb I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	375.0
Concessions and Authorizations | HPP Aparecida
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	283.0
Concessions and Authorizations | HPP Porto Colmbia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	320.0
Concessions and Authorizations | HPP Simplcio
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	305.7
Concessions and Authorizations | HPP Dardanelos
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	261.0
Concessions and Authorizations | HPP Balbina
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	250.0
Concessions and Authorizations | HPP Boa Esperana
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	237.3
Concessions and Authorizations | HPP Samuel
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	216.8
Concessions and Authorizations | HPP Funil
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	216.0
Concessions and Authorizations | HPP Serra Do Facao
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	212.6
Concessions and Authorizations | HPP Manso
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	210.0
Concessions and Authorizations | HPP Paulo Afonso I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	180.0
Concessions and Authorizations | HPP Baguari
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	140.0
Concessions and Authorizations | HPP Retiro Baixo
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	82.0
Concessions and Authorizations | HPP Coaracy Nunes
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	78.0
Concessions and Authorizations | HPP Passo Sao Joao
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	77.0
Concessions and Authorizations | HPP Batalha
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	52.5
Concessions and Authorizations | HPP Sao Domingos
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	48.0
Concessions and Authorizations | HPP Curua-Una
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.3
Concessions and Authorizations | HPP Funil
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.0
Concessions and Authorizations | HPP Anta
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28.0
Concessions and Authorizations | HPP Pedra
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	20.0
Concessions and Authorizations | SHP Santo Cristo
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	20.0
Concessions and Authorizations | SHP Joao Borges
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	19.0
Concessions and Authorizations | SHP Coxilha Rica
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18.0
Concessions and Authorizations | SHP Barra do Rio Chapeu
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	15.2
Concessions and Authorizations | HPP Curemas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	3.5
Concessions and Authorizations | Angra III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,405.0
Concessions and Authorizations | Angra II
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,350.0
Concessions and Authorizations | Angra I
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	640.0
Concessions and Authorizations | Megawatt Solar
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	0.9
Concessions and Authorizations | TPP Maua 3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	590.7
Concessions and Authorizations | TPP Santa Cruz
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	500.0
Concessions and Authorizations | TPP Candiota III
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	350.0
Concessions and Authorizations | TPP Maua - Bloco 4
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	150.00
Concessions and Authorizations | TPP Mau
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	178.0
Concessions and Authorizations | Tpp Electron
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	121.0
Concessions and Authorizations | TPP Flores
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	95.4
Concessions and Authorizations | TPP Senador Arnon Afonso Farias
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	86.0
Concessions and Authorizations | TPP Iranduba
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	50.0
Concessions and Authorizations | TPP Campos (Roberto Silveira)
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.00
Concessions and Authorizations | TPP Santana
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24.00
Concessions and Authorizations | TPP Serra do Navio
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	23.3
Concessions and Authorizations | TPP Araguaia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	23.1
Concessions and Authorizations | TPP Codojas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	5.50
Concessions and Authorizations | TPP Anori
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	4.60
Concessions and Authorizations | TPP Anama
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	2.2
Concessions and Authorizations | TPP Caapiranga
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	2.2